Derivative Instruments - Schedule of Accumulated Other Comprehensive Income and Reclassified as Cost of Revenues and Operating Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Option contracts to hedge payroll
Net Notional amount	$ 38,504	$ 46,457
Fair value	1,557	1,782
Option contracts to hedge payroll [Member]
Option contracts to hedge payroll
Net Notional amount	18,322	35,433
Fair value	1,134	1,461
Forward contracts to hedge payroll [Member]
Option contracts to hedge payroll
Net Notional amount	20,182	11,024
Fair value	$ 423	$ 321